TRADE ACCOUNTS RECEIVABLE, NET - Aging list of trade accounts receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Aging list of trade accounts receivable
Trade accounts receivable	R$ 8,562,565	R$ 9,159,950
Falling due (1)
Aging list of trade accounts receivable
Trade accounts receivable	6,798,420	6,862,054
Overdue - 1 to 30 days
Aging list of trade accounts receivable
Trade accounts receivable	870,551	966,986
Overdue - 31 to 60 days
Aging list of trade accounts receivable
Trade accounts receivable	228,074	306,956
Overdue - 61 to 90 days
Aging list of trade accounts receivable
Trade accounts receivable	142,788	192,622
Overdue - 91 to 120 days
Aging list of trade accounts receivable
Trade accounts receivable	157,105	250,029
Overdue - over 120 days
Aging list of trade accounts receivable
Trade accounts receivable	R$ 365,627	R$ 581,303